Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Amount in Retained Earnings, Represent Without Income Tax Provision	$ 8,800
Deferred Tax Assets, Valuation Allowance, Total	0	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	$ 400